Fees And Expenses (Service Fees Net Of Sales Fees To Selling Agents) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fees and Expenses [Line Items]
Service fees net of sales fees to selling agents	$ 6,275	$ 15,400	$ 28,390
Total Index Series [Member]
Fees and Expenses [Line Items]
Service fees net of sales fees to selling agents	4,475	9,650	19,037
Agricultural Sector Series [Member]
Fees and Expenses [Line Items]
Service fees net of sales fees to selling agents	$ 1,800	$ 5,750	$ 9,353